Shareholder Report, Holdings (Details)_18	Jun. 30, 2024
Institutional Shares | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Institutional Shares | Gen Digital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Institutional Shares | Biogen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Institutional Shares | Kimberly-Clark Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Institutional Shares | NetApp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Institutional Shares | Kellogg Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Shares | Comcast Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Shares | eBay, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Institutional Shares | Amdocs Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Institutional Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Institutional Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Institutional Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Institutional Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Institutional Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Institutional Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Institutional Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Investor Shares | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Investor Shares | Gen Digital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Investor Shares | Biogen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Investor Shares | Kimberly-Clark Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Investor Shares | NetApp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Investor Shares | Kellogg Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Investor Shares | Comcast Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Investor Shares | eBay, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Investor Shares | Amdocs Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Investor Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Investor Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Investor Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Investor Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Investor Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Investor Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Investor Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Investor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%